Submission	Dec. 10, 2025
Submission [Line Items]
Central Index Key	0001464423
Registrant Name	PennyMac Mortgage Investment Trust
Registration File Number	333-280211
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A